Vanguard® S&P 500 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (12.1%)
	Meta Platforms Inc. Class A	1,076,812	618,435
	Alphabet Inc. Class A	2,887,680	487,874
	Alphabet Inc. Class C	2,367,452	403,627
*	Netflix Inc.	211,519	187,577
*	Live Nation Entertainment Inc.	77,222	10,676
*	Charter Communications Inc. Class A	22,015	8,739
	Electronic Arts Inc.	52,165	8,538
*	Take-Two Interactive Software Inc.	40,171	7,567
			1,733,033
Consumer Discretionary (14.9%)
*	Amazon.com Inc.	4,604,006	957,127
*	Tesla Inc.	1,367,543	472,021
	Booking Holdings Inc.	16,518	85,926
	Home Depot Inc.	180,870	77,617
	McDonald's Corp.	155,614	46,063
	TJX Cos. Inc.	361,953	45,494
*	Chipotle Mexican Grill Inc. Class A	674,758	41,511
	Starbucks Corp.	329,348	33,745
	Marriott International Inc. Class A	115,109	33,277
	Hilton Worldwide Holdings Inc.	121,418	30,772
	Royal Caribbean Cruises Ltd.	116,643	28,468
*	O'Reilly Automotive Inc.	20,897	25,980
	Ross Stores Inc.	164,348	25,453
	DR Horton Inc.	144,605	24,406
	NIKE Inc. Class B	254,430	20,041
*	AutoZone Inc.	5,809	18,412
*	Lululemon Athletica Inc.	56,633	18,160
*	Deckers Outdoor Corp.	75,212	14,739
*	Airbnb Inc. Class A	108,281	14,738
*	NVR Inc.	1,514	13,983
	PulteGroup Inc.	102,403	13,852
	Lennar Corp. Class A	66,793	11,648
*	Expedia Group Inc.	61,493	11,353
*	Carnival Corp.	353,819	8,998
	Yum! Brands Inc.	63,801	8,865
	Garmin Ltd.	40,988	8,714
	Tractor Supply Co.	22,322	6,332
*	Ulta Beauty Inc.	15,545	6,010
*	Norwegian Cruise Line Holdings Ltd.	216,899	5,832
	Las Vegas Sands Corp.	106,401	5,646
	Darden Restaurants Inc.	30,382	5,355
	Wynn Resorts Ltd.	46,159	4,356
	Pool Corp.	10,720	4,042
	Domino's Pizza Inc.	6,947	3,308
*	MGM Resorts International	77,462	2,970
	Ralph Lauren Corp. Class A	10,917	2,526
*	Caesars Entertainment Inc.	61,925	2,384
			2,140,124
Consumer Staples (2.5%)
	Costco Wholesale Corp.	91,791	89,210
	Procter & Gamble Co.	452,595	81,132
	Coca-Cola Co.	745,934	47,799
	PepsiCo Inc.	243,662	39,827
	Philip Morris International Inc.	283,496	37,722
	Mondelez International Inc. Class A	276,367	17,950
	Colgate-Palmolive Co.	156,941	15,165
*	Monster Beverage Corp.	208,159	11,476
	Church & Dwight Co. Inc.	55,587	6,122
	Hershey Co.	27,684	4,876
	Lamb Weston Holdings Inc.	46,807	3,615
			354,894

		Shares	Market Value ($000)
Energy (1.4%)
	ConocoPhillips	443,402	48,038
	EOG Resources Inc.	184,884	24,638
	Targa Resources Corp.	108,115	22,088
	ONEOK Inc.	178,321	20,257
	Hess Corp.	136,093	20,030
	Diamondback Energy Inc.	92,415	16,412
	Marathon Petroleum Corp.	90,633	14,152
	Williams Cos. Inc.	234,545	13,725
	Texas Pacific Land Corp.	6,222	9,956
	Coterra Energy Inc.	239,254	6,393
	APA Corp.	182,511	4,134
			199,823
Financials (5.6%)
	Visa Inc. Class A	543,359	171,202
	Mastercard Inc. Class A	292,770	156,029
	American Express Co.	193,755	59,033
	KKR & Co. Inc.	332,341	54,128
	Blackstone Inc.	255,478	48,819
	Progressive Corp.	144,330	38,808
	S&P Global Inc.	69,471	36,299
*	Fiserv Inc.	147,531	32,598
	Marsh & McLennan Cos. Inc.	125,975	29,381
	Aon plc Class A	54,591	21,375
	Arch Capital Group Ltd.	184,518	18,585
	Moody's Corp.	36,276	18,137
	Arthur J Gallagher & Co.	55,011	17,177
	CME Group Inc.	63,919	15,213
	Ameriprise Financial Inc.	25,675	14,737
	MSCI Inc. Class A	22,101	13,473
*	Corpay Inc.	34,247	13,054
	Discover Financial Services	66,899	12,204
	Brown & Brown Inc.	91,100	10,303
	Cboe Global Markets Inc.	33,064	7,137
	FactSet Research Systems Inc.	8,780	4,308
	Erie Indemnity Co. Class A	7,138	3,145
			795,145
Health Care (6.1%)
	Eli Lilly & Co.	388,808	309,238
	UnitedHealth Group Inc.	172,963	105,542
*	Intuitive Surgical Inc.	115,363	62,527
	AbbVie Inc.	322,028	58,909
	Merck & Co. Inc.	499,886	50,808
	Stryker Corp.	108,089	42,387
*	Vertex Pharmaceuticals Inc.	81,429	38,119
	Thermo Fisher Scientific Inc.	71,523	37,881
*	Boston Scientific Corp.	398,973	36,171
*	Regeneron Pharmaceuticals Inc.	31,375	23,538
	Zoetis Inc. Class A	122,709	21,505
	HCA Healthcare Inc.	43,906	14,367
	West Pharmaceutical Services Inc.	35,774	11,651
*	IDEXX Laboratories Inc.	22,781	9,608
*	Dexcom Inc.	120,579	9,404
*	Edwards Lifesciences Corp.	109,987	7,848
*	IQVIA Holdings Inc.	32,510	6,529
	STERIS plc	27,267	5,973
*	Molina Healthcare Inc.	17,090	5,091
*	Mettler-Toledo International Inc.	3,975	4,973
*	Align Technology Inc.	19,082	4,442
*	Cooper Cos. Inc.	41,268	4,311
*	Waters Corp.	10,874	4,183
*	Insulet Corp.	13,175	3,515
*	DaVita Inc.	12,492	2,076
			880,596
Industrials (6.2%)
*	Uber Technologies Inc.	1,035,659	74,526
	Caterpillar Inc.	138,627	56,298
	Eaton Corp. plc	121,652	45,671

		Shares	Market Value ($000)
	General Electric Co.	229,774	41,856
	Parker-Hannifin Corp.	49,395	34,720
	TransDigm Group Inc.	27,654	34,650
	Deere & Co.	72,027	33,557
	Union Pacific Corp.	135,167	33,070
	Trane Technologies plc	76,736	31,939
	United Rentals Inc.	32,842	28,441
*	Copart Inc.	431,388	27,346
*	Boeing Co.	158,350	24,614
	Automatic Data Processing Inc.	78,356	24,050
*	Axon Enterprise Inc.	35,400	22,902
	PACCAR Inc.	188,488	22,053
	Cintas Corp.	92,961	20,990
	Old Dominion Freight Line Inc.	92,989	20,936
	WW Grainger Inc.	16,411	19,781
*	GE Vernova Inc.	58,206	19,448
	Waste Management Inc.	84,686	19,327
	CSX Corp.	477,292	17,445
	Quanta Services Inc.	50,025	17,235
	Illinois Tool Works Inc.	61,183	16,979
	Ingersoll Rand Inc.	153,301	15,969
	Carrier Global Corp.	198,419	15,352
	Howmet Aerospace Inc.	116,780	13,824
	Fortive Corp.	172,461	13,681
	Republic Services Inc. Class A	57,401	12,531
	Fastenal Co.	140,840	11,769
	Verisk Analytics Inc. Class A	38,566	11,346
	Delta Air Lines Inc.	177,181	11,308
*	Builders FirstSource Inc.	57,452	10,713
	AMETEK Inc.	54,845	10,661
	Paychex Inc.	63,245	9,251
	Rockwell Automation Inc.	26,901	7,940
	Otis Worldwide Corp.	77,107	7,940
	Broadridge Financial Solutions Inc.	32,857	7,755
	Pentair plc	57,161	6,230
	Equifax Inc.	23,804	6,226
	Hubbell Inc. Class B	12,171	5,600
	Masco Corp.	58,182	4,687
	Snap-on Inc.	11,700	4,325
*	Dayforce Inc.	42,923	3,433
*	Generac Holdings Inc.	18,090	3,404
	Expeditors International of Washington Inc.	25,757	3,133
	Rollins Inc.	59,613	3,000
	A O Smith Corp.	37,294	2,778
	Paycom Software Inc.	10,331	2,396
	Allegion plc	16,384	2,307
			895,393
Information Technology (49.0%)
	Apple Inc.	7,493,845	1,778,514
	NVIDIA Corp.	12,124,938	1,676,273
	Microsoft Corp.	3,663,612	1,551,393
	Broadcom Inc.	2,294,319	371,863
	Salesforce Inc.	477,578	157,596
	Oracle Corp.	787,778	145,613
*	Adobe Inc.	218,539	112,751
*	Advanced Micro Devices Inc.	797,687	109,423
*	ServiceNow Inc.	101,532	106,552
	Intuit Inc.	137,791	88,425
	Applied Materials Inc.	408,142	71,307
*	Palantir Technologies Inc. Class A	992,539	66,580
*	Palo Alto Networks Inc.	159,543	61,874
	Accenture plc Class A	166,668	60,395
*	Arista Networks Inc.	126,990	51,535
	Lam Research Corp.	642,334	47,456
	QUALCOMM Inc.	285,429	45,249
	KLA Corp.	66,269	42,878
*	Synopsys Inc.	75,524	42,179
*	Cadence Design Systems Inc.	134,980	41,413
*	Crowdstrike Holdings Inc. Class A	113,782	39,365

		Shares	Market Value ($000)
	Texas Instruments Inc.	166,613	33,494
	Analog Devices Inc.	144,384	31,483
*	Fortinet Inc.	312,811	29,733
*	Fair Isaac Corp.	12,084	28,700
	Amphenol Corp. Class A	332,239	24,137
	Motorola Solutions Inc.	47,725	23,848
	NXP Semiconductors NV	94,131	21,591
*	Gartner Inc.	37,930	19,645
*	Autodesk Inc.	55,267	16,132
*	GoDaddy Inc. Class A	69,525	13,736
	Monolithic Power Systems Inc.	24,001	13,624
*	Tyler Technologies Inc.	21,080	13,263
	Roper Technologies Inc.	22,782	12,905
	Microchip Technology Inc.	155,746	10,617
	Dell Technologies Inc. Class C	75,116	9,584
	TE Connectivity plc	58,295	8,810
*	ANSYS Inc.	24,531	8,613
*	Super Micro Computer Inc.	248,434	8,109
*	PTC Inc.	35,559	7,114
*	ON Semiconductor Corp.	92,974	6,612
	CDW Corp.	27,677	4,869
	NetApp Inc.	37,521	4,602
	Seagate Technology Holdings plc	42,503	4,307
	Jabil Inc.	30,201	4,102
*	VeriSign Inc.	19,875	3,720
*	Akamai Technologies Inc.	35,155	3,305
*	EPAM Systems Inc.	11,263	2,747
*	Enphase Energy Inc.	24,758	1,766
			7,039,802
Materials (1.1%)
	Linde plc	123,202	56,795
	Sherwin-Williams Co.	57,164	22,717
	Ecolab Inc.	63,704	15,848
	Freeport-McMoRan Inc.	353,830	15,639
	Vulcan Materials Co.	41,682	12,010
	Martin Marietta Materials Inc.	19,896	11,938
	Nucor Corp.	73,766	11,411
	Steel Dynamics Inc.	44,648	6,486
	CF Industries Holdings Inc.	48,095	4,312
	Celanese Corp. Class A	53,647	3,927
			161,083
Real Estate (0.7%)
	Equinix Inc.	22,004	21,596
	American Tower Corp.	94,352	19,720
	Digital Realty Trust Inc.	62,106	12,153
	Public Storage	32,593	11,344
	Simon Property Group Inc.	55,807	10,246
	Iron Mountain Inc.	73,823	9,130
*	CoStar Group Inc.	86,926	7,071
	SBA Communications Corp. Class A	21,229	4,803
	Host Hotels & Resorts Inc.	207,913	3,830
			99,893
Utilities (0.3%)
	Vistra Corp.	169,421	27,080
	Constellation Energy Corp.	69,273	17,773
			44,853
Total Common Stocks (Cost $8,684,213)			14,344,639
Rights (0.0%)
*,1	ABIOMED Inc. CVR (Cost $—)	56	—

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund (Cost $4,302)	4.651%	43,030	4,303
Total Investments (99.9%) (Cost $8,688,515)				14,348,942
Other Assets and Liabilities—Net (0.1%)				8,002
Net Assets (100%)				14,356,944
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2024	28	11,756	12
E-mini S&P 500 Index	December 2024	3	908	5
				17

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,344,639	—	—	14,344,639
Rights	—	—	—	—
Temporary Cash Investments	4,303	—	—	4,303
Total	14,348,942	—	—	14,348,942

Derivative Financial Instruments
Assets
Futures Contracts[1]	17	—	—	17
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.